Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2017	Sep. 06, 2017
Document And Entity Information
Entity Registrant Name	American Church Mortgage Company
Entity Central Index Key	0000934543
Document Type	S-11
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 1,677,798
Entity Common Stock, Shares Outstanding		1,677,798
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017